Cover	Nov. 05, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002148674
Document Type	S-6
Entity Registrant Name	FT 13319
Document Period End Date	Nov. 05, 2026
Definition of Rule 35d-1 Term in Fund Name [Text Block]

Objective.

The Trust seeks above-average capital appreciation. Under normal circumstances, the Trust will invest at least 80% of its assets in Content Leaders. Content Leaders are companies that Pence Capital Management, LLC believes are dominant in the creation and delivery of media content including television producers, filmmakers, content libraries, broadcast channels, and delivery platforms.The Trust is concentrated (i.e., invests 25% or more of Trust assets) in common stocks of companies within the communication services sector.

Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

The Trust is a unit investment trust that invests in U.S. traded common stocks of companies that Pence Capital Management, LLC believes are dominant in the creation and delivery of media content including television producers, filmmakers, content libraries, broadcast channels, and delivery platforms. The portfolio includes U.S. and foreign companies with small-, mid- or large-capitalizations.

While not a part of the Trust’s portfolio selection process, the Trust also invests in dividend-paying securities and depositary receipts.

As with any similar investments, there can be no assurance that the objective of the Trust will be achieved. See “Risk Factors” for a discussion of the risks of investing in the Trust.